Impairment of Long-Lived Assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Vessels and Equipment
Number of vessels to be sold | item	2
Impairment	$ 16,384,000	$ 49,649,000
Dan Cisne
Vessels and Equipment
Impairment	5,800,000	24,500,000
Dan Sabia
Vessels and Equipment
Impairment	$ 10,600,000	$ 25,200,000